Components of other comprehensive (loss) income (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Movement on the Components of the Other Comprehensive (Loss) Income

The movement on the components of the other comprehensive (loss) income for the years ended December 31, 2016, 2017 and 2018 is as follows:

	For the years ended December 31,
	2016		2017		2018
Controlling interest:
Valuation of the derivative financial instruments, net of deferred taxes	Ps.	48,496	Ps.	12,292	Ps.	—
Unrealized (loss) gain on equity investments at fair value, net of deferred taxes		(6,673,731)		622,424		(3,765,688)
Translation effect of foreign entities		104,178,880		(21,683,333)		(61,223,458)
Remeasurement of defined benefit plan, net of deferred taxes		14,771,770		(7,075,606)		652,722
Non-controlling interest of the items above		3,322,090		3,402,973		(2,986,018)

Other comprehensive (loss) income	Ps.	115,647,505	Ps.	(24,721,250)	Ps.	(67,322,442)